                        SUPPLEMENT DATED JUNE 26, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 7 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

  (as a percentage of underlying mutual fund average net assets, after expense reimbursement)


  -----------------------------------------------------------------------------------------------------------------------
                                                                                                     Total Underlying
                                                          Management        Other         12b-1        Mutual Fund
                                                             Fees          Expenses       Fees           Expenses
  -----------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series - Capital Appreciation Portfolio:      0.65%           0.04%          0.25%           0.94%
  Service Shares*
  -----------------------------------------------------------------------------------------------------------------------

*Expenses are based on the estimated expenses that the new Service Shares class of each Portfolio expects to incur in its initial fiscal year.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.